Schedule of Investments (unaudited)
December 31, 2023
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.6%
AAR Corp.(a)	689	$ 42,994
Axon Enterprise, Inc.(a)	2,271	586,667
Curtiss-Wright Corp.	6,455	1,438,109
Huntington Ingalls Industries, Inc.	339	88,018
Textron, Inc.	5,413	435,314
		2,591,102
Air Freight & Logistics — 0.1%
Hub Group, Inc., Class A(a)	4,544	417,775
Automobile Components — 1.3%
Adient PLC(a)	93,095	3,384,934
Dana, Inc.	15,080	220,319
Lear Corp.	8,403	1,186,588
Patrick Industries, Inc.	598	60,009
Visteon Corp.(a)	2,575	321,617
		5,173,467
Automobiles — 0.0%
Winnebago Industries, Inc.	2,283	166,385
Banks — 5.4%
1st Source Corp.	2,460	135,177
Amalgamated Financial Corp.	34,546	930,669
Ameris Bancorp	4,160	220,688
Axos Financial, Inc.(a)	3,666	200,164
Banc of California, Inc.	6,118	82,165
Bank of Marin Bancorp	768	16,911
BankFinancial Corp.	6,836	70,137
Bar Harbor Bankshares	3,990	117,146
Capital City Bank Group, Inc.	3,421	100,680
Columbia Banking System, Inc.	8,763	233,797
ConnectOne Bancorp, Inc.	14,269	326,903
Cullen/Frost Bankers, Inc.	7,139	774,510
Eagle Bancorp Montana, Inc.	1,922	30,348
East West Bancorp, Inc.	16,716	1,202,716
Enterprise Bancorp, Inc.	4,197	135,395
Enterprise Financial Services Corp.	12,185	544,060
FB Financial Corp.	12,047	480,073
Financial Institutions, Inc.	786	16,742
First Bank	21,485	315,830
First Busey Corp.	2,793	69,322
First Business Financial Services, Inc.	1,787	71,659
First Citizens BancShares, Inc., Class A	325	461,165
First Foundation, Inc.	10,142	98,175
First Horizon Corp.	142,025	2,011,074
First Internet Bancorp	10,117	244,730
First Interstate BancSystem, Inc., Class A	11,862	364,756
First Merchants Corp.	1,394	51,690
First Northwest Bancorp	4,612	73,515
FNB Corp.	43,974	605,522
Hancock Whitney Corp.	32,295	1,569,214
Heartland Financial U.S.A., Inc.	47,819	1,798,473
Heritage Commerce Corp.	90,923	901,956
Heritage Financial Corp.	302	6,460
HomeTrust Bancshares, Inc.	7,182	193,339
Horizon Bancorp, Inc.	35,587	509,250
Independent Bank Corp.	71,292	1,855,018
Independent Bank Group, Inc.	2,329	118,500
International Bancshares Corp.	2,169	117,820
Investar Holding Corp.	1,484	22,126
Lakeland Bancorp, Inc.	9,565	141,466
Mercantile Bank Corp.	5,299	213,974
Security	Shares	Value
Banks (continued)
Midland States Bancorp, Inc.	25,611	$ 705,839
Northrim BanCorp, Inc.	1,432	81,925
OceanFirst Financial Corp.	94,060	1,632,882
Republic First Bancorp, Inc.(a)	87,118	2,614
Sandy Spring Bancorp, Inc.	2,512	68,427
Seacoast Banking Corp. of Florida	3,375	96,053
Shore Bancshares, Inc.	13,529	192,788
Southern First Bancshares, Inc.(a)	1,503	55,761
Summit Financial Group, Inc.	2,819	86,515
UMB Financial Corp.	609	50,882
Univest Financial Corp.	11,556	254,579
Washington Trust Bancorp, Inc.	13,471	436,191
Western New England Bancorp, Inc.	15,355	138,195
Wintrust Financial Corp.	4,762	441,675
		21,677,641
Beverages — 0.5%
National Beverage Corp.(a)	4,722	234,778
Primo Water Corp.	124,609	1,875,365
		2,110,143
Biotechnology — 6.0%
ACADIA Pharmaceuticals, Inc.(a)	43,386	1,358,416
Alector, Inc.(a)	47,323	377,638
Arcus Biosciences, Inc.(a)	4,575	87,382
Blueprint Medicines Corp.(a)	18,113	1,670,743
C4 Therapeutics, Inc.(a)	24,124	136,301
CareDx, Inc.(a)	27,779	333,348
Coherus Biosciences, Inc.(a)	111,923	372,704
Denali Therapeutics, Inc.(a)	5,386	115,584
Emergent BioSolutions, Inc.(a)(b)	80,488	193,171
Exact Sciences Corp.(a)	15,267	1,129,453
Exelixis, Inc.(a)	131,776	3,161,306
Fate Therapeutics, Inc.(a)	115,137	430,612
Halozyme Therapeutics, Inc.(a)	33,677	1,244,702
Intellia Therapeutics, Inc.(a)	16,238	495,097
iTeos Therapeutics, Inc.(a)	22,493	246,298
Kodiak Sciences, Inc.(a)	46,643	141,795
Kronos Bio, Inc.(a)	72,420	90,525
Natera, Inc.(a)	24,758	1,550,841
Neurocrine Biosciences, Inc.(a)	40,453	5,330,087
NextCure, Inc.(a)	14,673	16,727
Oncorus, Inc.(a)	2,294	289
Passage Bio, Inc.(a)	10,758	10,866
Poseida Therapeutics, Inc.(a)	24,769	83,224
Precision BioSciences, Inc.(a)	19,743	7,206
PTC Therapeutics, Inc.(a)	13,081	360,512
Quince Therapeutics, Inc.(a)	8,421	8,842
REGENXBIO, Inc.(a)	21,731	390,071
Relay Therapeutics, Inc.(a)	11,172	123,004
Sarepta Therapeutics, Inc.(a)	3,168	305,490
SQZ Biotechnologies Co.(a)	1,031	20
Sutro Biopharma, Inc.(a)	20,383	87,443
Twist Bioscience Corp.(a)	9,220	339,849
Ultragenyx Pharmaceutical, Inc.(a)	9,858	471,410
uniQure NV(a)	32,918	222,855
United Therapeutics Corp.(a)	9,985	2,195,602
Vanda Pharmaceuticals, Inc.(a)	22,423	94,625
Vincerx Pharma, Inc.(a)	5,068	5,980
Vir Biotechnology, Inc.(a)	106,861	1,075,022
		24,265,040
Broadline Retail — 1.0%
Dillard’s, Inc., Class A	4,168	1,682,413

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Broadline Retail (continued)
Kohl’s Corp.	36,473	$ 1,046,046
Macy’s, Inc.	62,725	1,262,027
		3,990,486
Building Products — 3.2%
A O Smith Corp.	45,296	3,734,202
Advanced Drainage Systems, Inc.	8,606	1,210,348
Builders FirstSource, Inc.(a)	14,233	2,376,057
Caesarstone Ltd.(a)	7,802	29,179
JELD-WEN Holding, Inc.(a)	31,435	593,493
Lennox International, Inc.	113	50,570
Owens Corning	19,383	2,873,142
Trex Co., Inc.(a)	7,292	603,705
UFP Industries, Inc.	10,767	1,351,797
		12,822,493
Capital Markets — 2.0%
Evercore, Inc., Class A	424	72,525
Houlihan Lokey, Inc., Class A	32,411	3,886,403
Invesco Ltd.	150,481	2,684,581
Victory Capital Holdings, Inc., Class A	9,774	336,617
XP, Inc., Class A	42,536	1,108,913
		8,089,039
Chemicals — 1.8%
Huntsman Corp.	100,814	2,533,456
Minerals Technologies, Inc.	10,029	715,168
Quaker Chemical Corp.	2,720	580,503
Rayonier Advanced Materials, Inc.(a)	11,787	47,737
RPM International, Inc.	29,502	3,293,308
		7,170,172
Commercial Services & Supplies — 0.9%
BrightView Holdings, Inc.(a)	23,147	194,898
Healthcare Services Group, Inc.(a)	1,757	18,220
Tetra Tech, Inc.	19,812	3,307,217
		3,520,335
Communications Equipment — 1.0%
Calix, Inc.(a)	5,853	255,717
Ciena Corp.(a)	48,866	2,199,459
NETGEAR, Inc.(a)	43,315	631,533
Viasat, Inc.(a)	28,478	795,960
		3,882,669
Construction & Engineering — 2.2%
AECOM	49,252	4,552,362
Comfort Systems U.S.A., Inc.	1,955	402,085
EMCOR Group, Inc.	11,982	2,581,282
Fluor Corp.(a)	10,426	408,387
MasTec, Inc.(a)	1,765	133,646
Matrix Service Co.(a)	30,689	300,138
MYR Group, Inc.(a)	322	46,571
Valmont Industries, Inc.	1,655	386,459
		8,810,930
Construction Materials — 0.5%
Summit Materials, Inc., Class A(a)	52,779	2,029,880
Consumer Finance — 1.7%
Credit Acceptance Corp.(a)	458	243,990
Enova International, Inc.(a)	37,072	2,052,306
EZCORP, Inc., Class A, NVS(a)	66,993	585,519
LendingTree, Inc.(a)	17,593	533,420
OneMain Holdings, Inc.	33,305	1,638,606
Oportun Financial Corp.(a)	34,292	134,082
PRA Group, Inc.(a)	22,362	585,884
Security	Shares	Value
Consumer Finance (continued)
PROG Holdings, Inc.(a)	22,798	$ 704,686
Regional Management Corp.	18,051	452,719
		6,931,212
Consumer Staples Distribution & Retail — 1.1%
Casey’s General Stores, Inc.	12,074	3,317,211
Performance Food Group Co.(a)	15,602	1,078,879
SpartanNash Co.	2,035	46,703
Sprouts Farmers Market, Inc.(a)	2,938	141,347
		4,584,140
Containers & Packaging — 0.3%
Greif, Inc., Class A, NVS	1,789	117,340
O-I Glass, Inc.(a)	15,573	255,086
Packaging Corp. of America	1,999	325,657
Westrock Co.	16,582	688,485
		1,386,568
Diversified Consumer Services — 0.5%
Chegg, Inc.(a)	12,535	142,398
Duolingo, Inc., Class A(a)	1,612	365,682
Frontdoor, Inc.(a)	17,173	604,833
H&R Block, Inc.	1,278	61,817
Laureate Education, Inc., Class A	62,599	858,232
		2,032,962
Diversified REITs — 0.2%
American Assets Trust, Inc.	32,734	736,842
Diversified Telecommunication Services — 0.6%
EchoStar Corp., Class A(a)	101,558	1,682,816
Frontier Communications Parent, Inc.(a)	21,390	542,022
Lumen Technologies, Inc.(a)	43,913	80,361
Ooma, Inc.(a)	16,690	179,084
		2,484,283
Electric Utilities — 0.4%
Portland General Electric Co.	39,606	1,716,524
Electrical Equipment — 2.2%
Atkore, Inc.(a)	27,698	4,431,680
Encore Wire Corp.	7,329	1,565,474
EnerSys	6,062	612,020
FREYR Battery SA(a)	7,281	13,615
Hubbell, Inc.	3,937	1,294,997
Vertiv Holdings Co., Class A	15,286	734,187
Vicor Corp.(a)	702	31,548
		8,683,521
Electronic Equipment, Instruments & Components — 3.1%
Arrow Electronics, Inc.(a)	1,001	122,372
Avnet, Inc.	6,248	314,899
Fabrinet(a)	1,482	282,069
Flex Ltd.(a)	144,871	4,412,771
Insight Enterprises, Inc.(a)	5,870	1,040,105
Itron, Inc.(a)	10,110	763,406
Kimball Electronics, Inc.(a)	2,638	71,094
Plexus Corp.(a)	407	44,009
Sanmina Corp.(a)	11,334	582,228
TD SYNNEX Corp.	42,500	4,573,425
TTM Technologies, Inc.(a)	18,323	289,687
		12,496,065
Energy Equipment & Services — 0.6%
Borr Drilling Ltd.(a)	10,710	78,826
Helmerich & Payne, Inc.	28,422	1,029,445
Liberty Energy, Inc., Class A	29,423	533,733

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Energy Equipment & Services (continued)
ProPetro Holding Corp.(a)	74,923	$ 627,855
Transocean Ltd.(a)	17,993	114,255
		2,384,114
Entertainment — 0.6%
Lions Gate Entertainment Corp., Class A(a)	19,281	210,163
Lions Gate Entertainment Corp., Class B, NVS(a)	28,598	291,414
Playtika Holding Corp.(a)	41,393	360,947
Roku, Inc., Class A(a)	16,649	1,526,047
		2,388,571
Financial Services — 2.6%
Affirm Holdings, Inc., Class A(a)	19,631	964,667
Euronet Worldwide, Inc.(a)	21,491	2,181,122
Jack Henry & Associates, Inc.	12,127	1,981,673
MGIC Investment Corp.	6,383	123,128
NCR Atleos Corp.(a)	23,772	577,422
NMI Holdings, Inc., Class A(a)	3,272	97,113
Pagseguro Digital Ltd., Class A(a)	190,517	2,375,747
Repay Holdings Corp., Class A(a)	34,502	294,647
StoneCo Ltd., Class A(a)	80,941	1,459,366
Toast, Inc., Class A(a)	23,837	435,264
		10,490,149
Food Products — 0.2%
Sovos Brands, Inc.(a)	2,766	60,935
Vital Farms, Inc.(a)(b)	52,791	828,291
		889,226
Gas Utilities — 1.6%
New Jersey Resources Corp.	63,332	2,823,341
ONE Gas, Inc.	27,872	1,776,004
UGI Corp.	80,539	1,981,259
		6,580,604
Ground Transportation — 0.7%
Covenant Logistics Group, Inc., Class A	6,563	302,161
Saia, Inc.(a)(b)	5,719	2,506,180
		2,808,341
Health Care Equipment & Supplies — 1.3%
Accuray, Inc.(a)	28,286	80,049
AngioDynamics, Inc.(a)	14,104	110,575
Eargo, Inc.(a)	8,990	23,284
Enovis Corp.(a)(b)	32,960	1,846,419
Inmode Ltd.(a)	2,469	54,911
Inogen, Inc.(a)	14,082	77,310
Merit Medical Systems, Inc.(a)	22,940	1,742,523
Nevro Corp.(a)	2,816	60,600
Novocure Ltd.	31,248	466,533
Omnicell, Inc.(a)	2,180	82,034
Penumbra, Inc.(a)	835	210,036
STAAR Surgical Co.(a)	9,776	305,109
Tactile Systems Technology, Inc.(a)	13,617	194,723
Varex Imaging Corp.(a)	5,862	120,171
		5,374,277
Health Care Providers & Services — 2.2%
Accolade, Inc.(a)	13,680	164,297
Alignment Healthcare, Inc.(a)	4,136	35,611
AMN Healthcare Services, Inc.(a)	2,758	206,519
Brookdale Senior Living, Inc.(a)	11,206	65,219
Chemed Corp.	387	226,298
Cross Country Healthcare, Inc.(a)	3,419	77,406
Ensign Group, Inc. (The)	39,175	4,395,827
Guardant Health, Inc.(a)	2,852	77,147
Security	Shares	Value
Health Care Providers & Services (continued)
HealthEquity, Inc.(a)	1,513	$ 100,312
Henry Schein, Inc.(a)	2,120	160,505
PetIQ, Inc., Class A(a)	18,007	355,638
Privia Health Group, Inc.(a)(b)	10,164	234,077
Progyny, Inc.(a)	68,797	2,557,872
Tenet Healthcare Corp.(a)	4,596	347,320
		9,004,048
Health Care REITs — 0.1%
Medical Properties Trust, Inc.	27,824	136,616
Physicians Realty Trust	6,202	82,548
		219,164
Health Care Technology — 1.0%
American Well Corp., Class A(a)	96,367	143,587
GoodRx Holdings, Inc., Class A(a)	6,968	46,686
Health Catalyst, Inc.(a)	27,473	254,400
Teladoc Health, Inc.(a)	148,990	3,210,734
Veradigm, Inc.(a)	19,028	199,604
		3,855,011
Hotel & Resort REITs — 1.2%
Braemar Hotels & Resorts, Inc.	110,482	276,205
Host Hotels & Resorts, Inc.	3,370	65,614
Park Hotels & Resorts, Inc.	266,106	4,071,422
RLJ Lodging Trust	42,336	496,178
Summit Hotel Properties, Inc.	6,893	46,321
		4,955,740
Hotels, Restaurants & Leisure — 2.4%
Bally’s Corp.(a)	26,749	372,881
Boyd Gaming Corp.	76,341	4,779,710
Choice Hotels International, Inc.	2,637	298,772
Everi Holdings, Inc.(a)	3,156	35,568
Hilton Grand Vacations, Inc.(a)	6,213	249,638
NEOGAMES SA(a)	849	24,307
PlayAGS, Inc.(a)	7,155	60,317
Texas Roadhouse, Inc.	3,918	478,897
Wendy’s Co. (The)	84,320	1,642,554
Wingstop, Inc.	6,861	1,760,395
		9,703,039
Household Durables — 3.0%
Beazer Homes U.S.A., Inc.(a)	1,620	54,740
Century Communities, Inc.	4,440	404,662
GoPro, Inc., Class A(a)	55,339	192,026
Installed Building Products, Inc.	2,575	470,762
iRobot Corp.(a)	1,839	71,169
KB Home	1,129	70,517
Leggett & Platt, Inc.	109,025	2,853,184
MDC Holdings, Inc.	2,006	110,832
Mohawk Industries, Inc.(a)	4,813	498,146
PulteGroup, Inc.	9,002	929,186
Taylor Morrison Home Corp., Class A(a)	31,441	1,677,377
Toll Brothers, Inc.	15,329	1,575,668
TopBuild Corp.(a)	6,049	2,263,899
Tri Pointe Homes, Inc.(a)	3,480	123,192
Universal Electronics, Inc.(a)	175	1,643
Vizio Holding Corp., Class A(a)	105,295	810,771
		12,107,774
Household Products — 0.2%
Central Garden & Pet Co., Class A, NVS(a)	22,234	979,185

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc., Class A	14,712	$ 376,333
NextEra Energy Partners LP	8,566	260,492
		636,825
Insurance — 3.8%
Crawford & Co., Class A, NVS	2,123	27,981
Everest Group Ltd.	8,086	2,859,048
Globe Life, Inc.	5,932	722,043
Kinsale Capital Group, Inc.	6,149	2,059,362
Oscar Health, Inc., Class A(a)	38,962	356,502
Reinsurance Group of America, Inc.	30,404	4,918,759
Selective Insurance Group, Inc.	12,024	1,196,147
Unum Group	71,430	3,230,065
		15,369,907
Interactive Media & Services — 1.4%
Bumble, Inc., Class A(a)	38,922	573,710
Outbrain, Inc.(a)	18,304	80,171
Shutterstock, Inc.	12,496	603,307
Yelp, Inc.(a)	73,561	3,482,378
ZipRecruiter, Inc., Class A(a)	56,533	785,809
		5,525,375
IT Services — 0.4%
Amdocs Ltd.	2,584	227,108
Fastly, Inc., Class A(a)	17,525	311,945
Kyndryl Holdings, Inc.(a)	28,612	594,557
Unisys Corp.(a)	13,123	73,751
Wix.com Ltd.(a)	1,903	234,107
		1,441,468
Leisure Products — 0.7%
Brunswick Corp.	15,899	1,538,228
Topgolf Callaway Brands Corp.(a)	31,120	446,261
YETI Holdings, Inc.(a)	17,671	915,004
		2,899,493
Life Sciences Tools & Services — 0.9%
Bruker Corp.	20,101	1,477,022
Codexis, Inc.(a)	80,704	246,147
Medpace Holdings, Inc.(a)	3,982	1,220,603
Pacific Biosciences of California, Inc.(a)	31,924	313,174
Personalis, Inc.(a)	152,317	319,866
Seer, Inc., Class A(a)	52,076	101,027
		3,677,839
Machinery — 3.4%
Flowserve Corp.	32,624	1,344,761
Graco, Inc.	43,902	3,808,938
Kennametal, Inc.	26,048	671,778
Manitowoc Co., Inc. (The)(a)	6,100	101,809
Mueller Industries, Inc.	38,685	1,823,998
Oshkosh Corp.	38,739	4,199,695
Snap-on, Inc.	6,368	1,839,333
Terex Corp.	1,789	102,796
		13,893,108
Marine Transportation — 0.2%
Matson, Inc.	5,657	620,007
Media — 0.6%
Cable One, Inc.	696	387,387
Cardlytics, Inc.(a)	12,971	119,463
comScore, Inc.(a)	663	11,072
DISH Network Corp., Class A(a)	115,428	666,020
EW Scripps Co. (The), Class A, NVS(a)	24,469	195,507
Gray Television, Inc.	24,755	221,805
Security	Shares	Value
Media (continued)
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	5,043	$ 144,936
PubMatic, Inc., Class A(a)	17,250	281,347
TEGNA, Inc.	14,190	217,107
Thryv Holdings, Inc.(a)	12,771	259,890
		2,504,534
Metals & Mining — 1.5%
Alcoa Corp.	82,414	2,802,076
Materion Corp.	1,510	196,496
Olympic Steel, Inc.	3,663	244,322
Royal Gold, Inc.	6,989	845,390
Ryerson Holding Corp.	3,885	134,732
Schnitzer Steel Industries, Inc., Class A	1,025	30,914
Steel Dynamics, Inc.	9,537	1,126,320
United States Steel Corp.	13,642	663,683
		6,043,933
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Granite Point Mortgage Trust, Inc.	21,020	124,859
Multi-Utilities — 0.0%
Avista Corp.	5,097	182,167
Office REITs — 0.7%
Brandywine Realty Trust	19,056	102,902
Equity Commonwealth	62,364	1,197,389
Highwoods Properties, Inc.	3,587	82,358
Hudson Pacific Properties, Inc.	25,356	236,064
Office Properties Income Trust	30,125	220,515
Paramount Group, Inc.	37,748	195,157
Vornado Realty Trust	22,607	638,648
		2,673,033
Oil, Gas & Consumable Fuels — 3.8%
Antero Resources Corp.(a)	20,028	454,235
Ardmore Shipping Corp.	24,743	348,629
Callon Petroleum Co.(a)	3,058	99,079
CVR Energy, Inc.	44,160	1,338,048
Delek U.S. Holdings, Inc.	11,479	296,158
EOG Resources, Inc.	12,502	1,512,117
HF Sinclair Corp.	40,163	2,231,858
Magnolia Oil & Gas Corp., Class A	172,639	3,675,484
Matador Resources Co.	7,119	404,786
Murphy Oil Corp.	9,148	390,254
PBF Energy, Inc., Class A	31,826	1,399,071
Plains GP Holdings LP, Class A	3,945	62,923
Scorpio Tankers, Inc.	2,749	167,139
SM Energy Co.	35,523	1,375,450
Texas Pacific Land Corp.	617	970,202
World Kinect Corp.	31,033	706,932
		15,432,365
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	10,153	719,137
Passenger Airlines — 1.1%
Alaska Air Group, Inc.(a)	32,464	1,268,369
Copa Holdings SA, Class A, NVS	832	88,450
JetBlue Airways Corp.(a)	530,655	2,945,135
		4,301,954
Personal Care Products — 0.3%
BellRing Brands, Inc.(a)	20,208	1,120,129
Nature’s Sunshine Products, Inc.(a)	3,272	56,573
		1,176,702

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals — 1.8%
Atea Pharmaceuticals, Inc.(a)	20,922	$ 63,812
Corcept Therapeutics, Inc.(a)	73,622	2,391,243
Harmony Biosciences Holdings, Inc.(a)	11,751	379,557
Jazz Pharmaceuticals PLC(a)	10,734	1,320,282
Nektar Therapeutics(a)	25,335	14,314
Perrigo Co. PLC	82,971	2,670,007
Prestige Consumer Healthcare, Inc.(a)	4,153	254,247
Scilex Holding Co. (Acquired 01/09/23, Cost $174,983), NVS(a)(c)	3,339	6,636
Supernus Pharmaceuticals, Inc.(a)	4,530	131,098
		7,231,196
Professional Services — 2.7%
ExlService Holdings, Inc.(a)	51,421	1,586,338
Genpact Ltd.	38,726	1,344,179
Huron Consulting Group, Inc.(a)	678	69,698
Insperity, Inc.	36,131	4,235,276
KBR, Inc.	38,147	2,113,725
Kelly Services, Inc., Class A, NVS	14,101	304,864
Mistras Group, Inc.(a)	18,553	135,808
Robert Half, Inc.	10,398	914,192
TriNet Group, Inc.(a)	2,588	307,791
		11,011,871
Real Estate Management & Development — 0.9%
Anywhere Real Estate, Inc.(a)	94,494	766,346
Compass, Inc., Class A(a)	15,693	59,006
eXp World Holdings, Inc.	40,025	621,188
Jones Lang LaSalle, Inc.(a)	5,441	1,027,642
Opendoor Technologies, Inc.(a)	29,093	130,337
Zillow Group, Inc., Class A(a)	3,762	213,380
Zillow Group, Inc., Class C, NVS(a)	14,209	822,133
		3,640,032
Residential REITs — 1.4%
Camden Property Trust	35,191	3,494,114
Clipper Realty, Inc.	18	97
Independence Realty Trust, Inc.	128,672	1,968,682
NexPoint Residential Trust, Inc.	8,098	278,814
		5,741,707
Retail REITs — 1.4%
Brixmor Property Group, Inc.	190,353	4,429,514
Kimco Realty Corp.	38,484	820,094
Kite Realty Group Trust	3,883	88,766
Regency Centers Corp.	4,498	301,366
		5,639,740
Semiconductors & Semiconductor Equipment — 2.4%
Amkor Technology, Inc.	3,916	130,285
Axcelis Technologies, Inc.(a)	12,567	1,629,814
Cirrus Logic, Inc.(a)	27,278	2,269,257
Lattice Semiconductor Corp.(a)	5,633	388,621
MaxLinear, Inc.(a)	72,005	1,711,559
Photronics, Inc.(a)	3,208	100,635
Power Integrations, Inc.	42,095	3,456,420
		9,686,591
Software — 6.5%
8x8, Inc.(a)	128,391	485,318
Appfolio, Inc., Class A(a)	498	86,273
AppLovin Corp., Class A(a)	30,822	1,228,257
Box, Inc., Class A(a)	20,356	521,317
Domo, Inc., Class B(a)	41,683	428,918
Dropbox, Inc., Class A(a)	57,713	1,701,379
Elastic NV(a)	1,410	158,907
Security	Shares	Value
Software (continued)
Everbridge, Inc.(a)	8,617	$ 209,479
Expensify, Inc., Class A(a)	23,505	58,057
Fair Isaac Corp.(a)	187	217,670
Gitlab, Inc., Class A(a)	4,611	290,309
JFrog Ltd.(a)	3,209	111,063
Klaviyo, Inc., Class A(a)	3,093	85,924
LivePerson, Inc.(a)	49,690	188,325
Manhattan Associates, Inc.(a)	24,662	5,310,222
Nutanix, Inc., Class A(a)	31,769	1,515,064
Q2 Holdings, Inc.(a)(b)	66,389	2,881,946
Qualys, Inc.(a)	19,201	3,768,772
Rapid7, Inc.(a)	14,998	856,386
RingCentral, Inc., Class A(a)	34,263	1,163,229
SEMrush Holdings, Inc., Class A(a)	25,126	343,221
Smartsheet, Inc., Class A(a)	15,923	761,438
Teradata Corp.(a)	64,072	2,787,773
Upland Software, Inc.(a)	66,401	280,876
Varonis Systems, Inc.(a)(b)	5,877	266,111
Zuora, Inc., Class A(a)	33,840	318,096
		26,024,330
Specialized REITs — 0.1%
Lamar Advertising Co., Class A	1,959	208,202
Outfront Media, Inc.	8,078	112,769
		320,971
Specialty Retail — 3.3%
1-800-Flowers.com, Inc., Class A(a)	12,946	139,558
Aaron’s Co., Inc. (The)	100,424	1,092,613
Abercrombie & Fitch Co., Class A(a)	16,724	1,475,391
Academy Sports & Outdoors, Inc.	5,098	336,468
Asbury Automotive Group, Inc.(a)(b)	4,377	984,694
Bath & Body Works, Inc.	7,798	336,562
CarParts.com, Inc.(a)	2,927	9,249
Carvana Co., Class A(a)	4,165	220,495
Chewy, Inc., Class A(a)	17,089	403,813
Conn’s, Inc.(a)	33,296	147,834
Gap, Inc. (The)	14,689	307,147
Group 1 Automotive, Inc.	1,231	375,135
Murphy U.S.A., Inc.	11,071	3,947,476
Petco Health & Wellness Co., Inc.(a)	244,444	772,443
Revolve Group, Inc., Class A(a)	14,099	233,761
Stitch Fix, Inc., Class A(a)	41,459	148,009
Upbound Group, Inc.	6,834	232,151
Urban Outfitters, Inc.(a)	20,671	737,748
Wayfair, Inc., Class A(a)	21,627	1,334,386
		13,234,933
Technology Hardware, Storage & Peripherals — 0.5%
Pure Storage, Inc., Class A(a)	44,217	1,576,778
Super Micro Computer, Inc.(a)	1,044	296,768
		1,873,546
Textiles, Apparel & Luxury Goods — 1.8%
Deckers Outdoor Corp.(a)	1,729	1,155,715
G-III Apparel Group Ltd.(a)	12,508	425,022
Ralph Lauren Corp., Class A	16,476	2,375,839
Skechers U.S.A., Inc., Class A(a)	49,937	3,113,073
		7,069,649
Trading Companies & Distributors — 2.8%
Applied Industrial Technologies, Inc.	9,714	1,677,511
Beacon Roofing Supply, Inc.(a)	5,245	456,420
BlueLinx Holdings, Inc.(a)	1,425	161,467
Boise Cascade Co.	27,789	3,594,785

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors (continued)
GATX Corp.	21,861	$ 2,628,129
H&E Equipment Services, Inc.	1,096	57,343
Rush Enterprises, Inc., Class A	33,781	1,699,184
SiteOne Landscape Supply, Inc.(a)	7,067	1,148,388
Titan Machinery, Inc.(a)	2,146	61,976
		11,485,203
Wireless Telecommunication Services — 0.0%
Telephone & Data Systems, Inc.	6,684	122,651
Total Common Stocks — 99.1% (Cost: $359,292,785)		399,814,043
Rights
Consumer Staples Distribution & Retail — 0.0%
Akouos, Inc., CVR(a)	2,192	1,732
Total Rights — 0.0% (Cost: $ —)		1,732
Total Long-Term Investments — 99.1% (Cost: $359,292,785)		399,815,775
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.26%(d)(e)	3,091,878	3,091,878
SL Liquidity Series, LLC, Money Market Series, 5.58%(d)(e)(f)	2,342,321	2,343,024
Total Short-Term Securities — 1.3% (Cost: $5,433,354)		5,434,902
Total Investments — 100.4% (Cost: $364,726,139)		405,250,677
Liabilities in Excess of Other Assets — (0.4)%		(1,788,300)
Net Assets — 100.0%		$ 403,462,377
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $6,636, representing 0.0% of its net assets as of period end, and an original cost of $174,983.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BlackRock Advantage SMID Cap Fund, Inc.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 4,165,825	$ —	$ (1,073,947)(a)	$ —	$ —	$ 3,091,878	3,091,878	$ 146,127	$ —
SL Liquidity Series, LLC, Money Market Series	4,426,834	—	(2,084,803)(a)	754	239	2,343,024	2,342,321	29,006(b)	—
				$ 754	$ 239	$ 5,434,902		$ 175,133	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	46	03/15/24	$ 4,710	$ 280,193
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BlackRock Advantage SMID Cap Fund, Inc.
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 2,591,102	$ —	$ —	$ 2,591,102
Air Freight & Logistics	417,775	—	—	417,775
Automobile Components	5,173,467	—	—	5,173,467
Automobiles	166,385	—	—	166,385
Banks	21,677,641	—	—	21,677,641
Beverages	2,110,143	—	—	2,110,143
Biotechnology	24,265,040	—	—	24,265,040
Broadline Retail	3,990,486	—	—	3,990,486
Building Products	12,822,493	—	—	12,822,493
Capital Markets	8,089,039	—	—	8,089,039
Chemicals	7,170,172	—	—	7,170,172
Commercial Services & Supplies	3,520,335	—	—	3,520,335
Communications Equipment	3,882,669	—	—	3,882,669
Construction & Engineering	8,810,930	—	—	8,810,930
Construction Materials	2,029,880	—	—	2,029,880
Consumer Finance	6,931,212	—	—	6,931,212
Consumer Staples Distribution & Retail	4,584,140	—	—	4,584,140
Containers & Packaging	1,386,568	—	—	1,386,568
Diversified Consumer Services	2,032,962	—	—	2,032,962
Diversified REITs	736,842	—	—	736,842
Diversified Telecommunication Services	2,484,283	—	—	2,484,283
Electric Utilities	1,716,524	—	—	1,716,524
Electrical Equipment	8,683,521	—	—	8,683,521
Electronic Equipment, Instruments & Components	12,496,065	—	—	12,496,065
Energy Equipment & Services	2,384,114	—	—	2,384,114
Entertainment	2,388,571	—	—	2,388,571
Financial Services	10,490,149	—	—	10,490,149
Food Products	889,226	—	—	889,226
Gas Utilities	6,580,604	—	—	6,580,604
Ground Transportation	2,808,341	—	—	2,808,341
Health Care Equipment & Supplies	5,374,277	—	—	5,374,277
Health Care Providers & Services	9,004,048	—	—	9,004,048
Health Care REITs	219,164	—	—	219,164
Health Care Technology	3,855,011	—	—	3,855,011
Hotel & Resort REITs	4,955,740	—	—	4,955,740
Hotels, Restaurants & Leisure	9,703,039	—	—	9,703,039
Household Durables	12,107,774	—	—	12,107,774
Household Products	979,185	—	—	979,185
Independent Power and Renewable Electricity Producers	636,825	—	—	636,825
Insurance	15,369,907	—	—	15,369,907
Interactive Media & Services	5,525,375	—	—	5,525,375
IT Services	1,441,468	—	—	1,441,468
Leisure Products	2,899,493	—	—	2,899,493
Life Sciences Tools & Services	3,677,839	—	—	3,677,839
Machinery	13,893,108	—	—	13,893,108
Marine Transportation	620,007	—	—	620,007
Media	2,504,534	—	—	2,504,534
Metals & Mining	6,043,933	—	—	6,043,933
Mortgage Real Estate Investment Trusts (REITs)	124,859	—	—	124,859
Multi-Utilities	182,167	—	—	182,167
Office REITs	2,673,033	—	—	2,673,033
Oil, Gas & Consumable Fuels	15,432,365	—	—	15,432,365
Paper & Forest Products	719,137	—	—	719,137
Passenger Airlines	4,301,954	—	—	4,301,954
Personal Care Products	1,176,702	—	—	1,176,702
Pharmaceuticals	7,224,560	6,636	—	7,231,196

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BlackRock Advantage SMID Cap Fund, Inc.
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Professional Services	$ 11,011,871	$ —	$ —	$ 11,011,871
Real Estate Management & Development	3,640,032	—	—	3,640,032
Residential REITs	5,741,707	—	—	5,741,707
Retail REITs	5,639,740	—	—	5,639,740
Semiconductors & Semiconductor Equipment	9,686,591	—	—	9,686,591
Software	26,024,330	—	—	26,024,330
Specialized REITs	320,971	—	—	320,971
Specialty Retail	13,234,933	—	—	13,234,933
Technology Hardware, Storage & Peripherals	1,873,546	—	—	1,873,546
Textiles, Apparel & Luxury Goods	7,069,649	—	—	7,069,649
Trading Companies & Distributors	11,485,203	—	—	11,485,203
Wireless Telecommunication Services	122,651	—	—	122,651
Rights	—	1,732	—	1,732
Short-Term Securities
Money Market Funds	3,091,878	—	—	3,091,878
	$ 402,899,285	$ 8,368	$ —	402,907,653
Investments valued at NAV(a)				2,343,024
				$ 405,250,677
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 280,193	$ —	$ —	$ 280,193
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR	Contingent Value Rights
LP	Limited Partnership
NVS	Non-Voting Shares